Related-Party Transactions (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Services provided to related parties		$ 60	$ 39	$ 127	$ 85
Virginia Electric and Power Company
Related Party Transaction [Line Items]
Commodity purchases from affiliates		119	139	391	537
Services provided by affiliates	[1]	161	112	280	232
Virginia Electric and Power Company | Affiliated Entity
Related Party Transaction [Line Items]
Services provided to related parties		8	5	14	11
Dominion Energy Gas Holdings, LLC
Related Party Transaction [Line Items]
Services provided by affiliates	[2]	59	44	104	87
Services provided to related parties	[3]	45	$ 73	90	$ 132
Other receivables	[4]	10		10		$ 13
Dominion Energy Gas Holdings, LLC | Affiliated Entity
Related Party Transaction [Line Items]
Imbalances receivable from affiliates		5		5		16
Imbalances payable to affiliates	[5]	$ 1		$ 1		$ 4

[1]	Includes capitalized expenditures of $34 million and $38 million for the three months ended June 30, 2019 and 2018, respectively, and $67 million and $75 million for the six months ended June 30, 2019 and 2018, respectively.
[2]	Includes capitalized expenditures of $5 million and $6 million for the three months ended June 30, 2019 and 2018,respectively, and $11 million and $18 million for the six months ended June 30, 2019 and 2018, respectively.
[3]	Includes amounts attributable to Atlantic Coast Pipeline, a related-party VIE.
[4]	Represents amounts due from Atlantic Coast Pipeline, a related-party VIE.
[5]	Amounts are presented in other current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.